Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2018